Discontinued Operations (Schedule of Assets and Liabilities of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 193,192	$ 213,038	$ 342,601
Restricted cash and bank time deposits	28,893	26,111
Accounts receivable, net of allowance of $2,929 and $5,395 respectively	135,835	167,971
Inventories, net	29,991	49,625
Deferred cost of revenue	35,252	45,201
Deferred income taxes	10,108	24,884
Prepaid expenses and other current assets	56,157	60,613
Total current assets	489,428	587,443
Property and equipment, net	45,860	41,847
Goodwill	163,076	163,253
Intangible assets, net	22,034	39,389
Deferred cost of revenue	108,107	136,988
Deferred income taxes	10,153	14,066
Other assets	65,592	79,163
Total assets	904,250	1,062,149
Accounts payable and accrued expenses	196,879	232,938
Deferred revenue	365,803	417,408
Deferred income taxes	8,742	13,282
Bank loans	0	6,000
Income taxes payable	2,302	5,329
Other current liabilities	853	1,080
Total current liabilities	574,579	676,037
Deferred revenue	204,681	230,510
Deferred income taxes	45,205	34,482
Note payable to CTI	8,536	7,019
Other long-term liabilities	154,025	196,827
Total liabilities	987,026	1,144,875
Discontinued Operation, Additional Disclosures [Abstract]
Allowance for doubtful accounts	$ 2,929	$ 5,395